                              WHITEHALL FUNDS TRUST
                               SEMI-ANNUAL REPORT

                                  May 31, 2000

[GRAPHIC OMITTED]
W 1923

WHITEHALL GROWTH FUND
WHITEHALL GROWTH AND INCOME FUND
WHITEHALL INCOME FUND
WHITEHALL MONEY MARKET FUND

IBJ WHITEHALL FINANCIAL GROUP

                              WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------

Fellow Shareholder:

     We are pleased to submit this semi-annual report for the six month period ending May 31, 2000.

     Equity markets were quite volatile during the first half of the year. The average daily percentage change in the Standard and Poor's 500 Index (the "S&P 500 Index") and NASDAQ indices during the second quarter alone was 1.3% and 2.7%, respectively, both historic records. All three major market indices, including the S&P 500 Index, Dow Jones Industrial Average and the NASDAQ Composite, finished lower in the quarter and are down for the year-to-period ending June 30th.

     U.S. fixed income markets remain in an inverted yield curve - yields on shorter-term securities exceed those on longer dated securities. The inversion in part reflects the scarcity value of Treasury securities given the current budget surplus and may also reflect a belief by investors that inflation is more of a short-term versus long-term threat. As measured by the 10-year U.S. Treasury note, yields were under upward pressure in April and May based on concern of an overheating economy. Rates have since declined to a level slightly above where they started the quarter as signs of an economic slowdown have eased inflation concerns.

     The Federal Reserve (the "Fed") left interest rates unchanged at its June 28th meeting citing preliminary evidence of moderating growth in the economy. Recent economic figures suggest that the Fed's interest rate hikes over the past year, possibly in conjunction with higher oil and gas prices, have dampened consumer spending, slowed the pace of job creation and taken some of the exuberance out of the stock market. However, the Fed maintained its stance of leaning toward future rate increases because the moderation in growth is "still tentative and preliminary" and unemployment conditions remain tight. Given the Fed's tightening bias, financial markets may continue to be choppy until such time as investors can ascertain whether the economic slowdown is sustainable and sufficient to restrain inflation.

     The core rate of inflation has been creeping upward since the beginning of the year, but has not reached a level that would be called troublesome. Nonetheless, the direction remains bothersome. Serving to contain inflationary pressures have been strong productivity gains in recent years which we expect to continue. Interestingly, Fed Chairman Alan Greenspan recently paid homage to the notion that such productivity gains may be secular in nature by stating, "our economy is benefiting from structural gains in productivity that have been driven by a remarkable wave of technological innovation."

     Throughout this year's stock market volatility, our portfolio approach has been to invest in companies whose unique product or service offerings and competitive positioning should drive earnings and therefore capital appreciation over time. At such times as these when we are "fighting the Fed," stock investing can be particularly challenging. We believe we are well positioned for the long term in attractive growth areas of the economy, including technology, telecommunications, media, outsourcing, financial services, pharmaceuticals and specialty retail. The stock market may continue to be choppy for a while as uncertainty about the Fed lingers, however we believe the constructive underpinnings of the market - a productive and growing economy, healthy corporate profits and restrained inflation - will ultimately pave the way for more rewarding investment returns.

     As you are no doubt well aware, the performance of our Funds during 2000 has been outstanding. Still, we approach the second half of the year with caution. While it is always gratifying to report above-average investment returns, we are ever mindful of our dual mandate which is to grow and preserve our shareholders' wealth by pursuing investments which do not expose you to undue levels of risk.


Respectfully submitted,


/S/ SIGNATURE



Marc Keller
Chief Investment Officer

WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------



    SHARES                                                    VALUE
    ------                                                    -----

 COMMON STOCKS-- 93.45%
              BANKING - 2.16%
    80,000    Wells Fargo & Co.................        $   3,620,000
                                                       -------------
              BEVERAGES - 0.73%
    30,000    PepsiCo, Inc.....................            1,220,625
                                                       -------------
              COMPUTERS - 8.12%
    50,000    EMC Corp./Mass.*.................            5,815,625
    60,000    Gateway 2000*....................            2,970,000
    40,000    Hewlett-Packard Co...............            4,805,000
                                                       -------------
                                                          13,590,625
                                                       -------------
              DIVERSIFIED MANUFACTURING - 5.34%
     6,000    Edwards Lifesciences Corp.*......              121,875
   105,000    General Electric Co..............            5,525,625
    60,000    Honeywell International, Inc.....            3,281,250
                                                       -------------
                                                           8,928,750
                                                       -------------
              ENTERTAINMENT - 3.23%
    56,000    Fox Entertainment Group, Inc.,
              Class A*.........................            1,463,000
    50,000    Time Warner, Inc.................            3,946,875
                                                       -------------
                                                           5,409,875
                                                       -------------
              FINANCIAL SERVICES - 5.84%
    50,000    Fannie Mae.......................            3,006,250
    60,000    Household International, Inc.....            2,820,000
    40,000    Merrill Lynch & Co...............            3,945,000
                                                       -------------
                                                           9,771,250
                                                       -------------
              HEALTH CARE SERVICES - 3.14%
    30,000    Baxter International, Inc........            1,995,000
    50,250    Cardinal Health, Inc.............            3,259,969
                                                       -------------
                                                           5,254,969
                                                       -------------
              HOUSEHOLD PRODUCTS - 1.89%
    60,000    Colgate-Palmolive Co.............            3,157,500
                                                       -------------
              INSURANCE - 2.86%
    42,500    American International
              Group, Inc.......................            4,783,906
                                                       -------------
              OIL AND GAS - 3.74%
    41,403    Exxon Mobil Corp.................            3,449,388
    55,000    Halliburton Co...................            2,805,000
                                                       -------------
                                                           6,254,388
                                                       -------------

              PHARMACEUTICALS - 8.03%
   106,000    Amgen, Inc.*.....................            6,744,250
    60,000    Bristol-Myers Squibb Co..........            3,303,750


    Shares                                                    Value
    ------                                                    -----


              PHARMACEUTICALS (CONTINUED)
    76,000    Pfizer, Inc......................       $    3,386,750
                                                       -------------
                                                          13,434,750
                                                       -------------
              RESTAURANTS - 1.93%
    90,000    McDonald's Corp..................            3,223,125
                                                       -------------
              RETAIL - 3.08%
    88,000    Costco Cos., Inc.*...............            2,810,500
    90,000    Kroger Co.*......................            1,788,750
    80,000    Office Depot, Inc.*..............              565,000
                                                       -------------
                                                           5,164,250
                                                       -------------
              SEMICONDUCTORS - 25.34%
   120,000    Altera Corp.*....................           10,305,000
    60,000    Intel Corp.......................            7,477,500
   140,000    Maxim Integrated Products, Inc.*.            8,881,250
    60,000    Texas Instruments, Inc.......                4,335,000
   150,000    Xilinx, Inc.*................               11,418,750
                                                       -------------
                                                          42,417,500
                                                       -------------
              TECHNOLOGY - 14.86%
   130,000    Applied Materials, Inc.*.........           10,855,000
    60,000    Micron Technology, Inc.*.........            4,196,250
   112,500    Molex, Inc.......................            5,491,406
    90,000    Novellus Systems, Inc.*..........            4,336,875
                                                       -------------
                                                          24,879,531
                                                       -------------
              TELECOMMUNICATIONS - 3.16%
    60,000    Sprint Corp. (FON Group).........            3,630,000
    30,000    Sprint Corp. (PCS Group)*........            1,665,000
                                                       -------------
                                                          5,295,000
                                                       -------------
              TOTAL COMMON STOCKS .............          156,406,044
                                                       -------------
              (Cost $62,381,573)

INVESTMENT COMPANY - 6.64%
11,116,548    Bank of New York Cash Reserve....           11,116,548
                                                       -------------
              TOTAL INVESTMENT COMPANY ........           11,116,548
                                                       -------------
              (Cost $11,116,548)
              TOTAL INVESTMENTS - 100.09%......          167,522,592
                                                       -------------
              (Cost $73,498,121)
              OTHER ASSETS
              NET OF LIABILITIES - (0.09)%.....             (147,044)
                                                       -------------
              NET ASSETS - 100.00%.............         $167,375,548
                                                       -------------
                                                       -------------
  -------------------------------
 * Non-income producing security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


    Shares                                                    Value
    ------                                                    -----
 COMMON STOCKS - 63.64%
              BANKING - 1.50%
    23,000    Wells Fargo & Co.................        $   1,040,750
                                                       -------------
              BEVERAGES - 1.58%
    27,000    PepsiCo, Inc.....................            1,098,562
                                                       -------------
              COMPUTERS - 2.35%
    13,600    Hewlett-Packard Co...............            1,633,700
                                                       -------------
              CONSUMER GOODS - 1.34%
    15,400    Kimberly-Clark Corp..............              931,700
                                                       -------------
              DIVERSIFIED MANUFACTURING - 4.50%
     2,400    Edwards Lifesciences Corp.*......               48,750
    39,900    General Electric Co..............            2,099,737
    18,000    Honeywell International, Inc.....              984,375
                                                       -------------
                                                          3,132,862
                                                       -------------
              ENTERTAINMENT - 1.36%
    12,000    Time Warner, Inc.................              947,250
                                                       -------------
              FINANCIAL SERVICES - 1.35%
    20,000    Household International, Inc.....              940,000
                                                       -------------
              FOOD SERVICE - 1.21%
    20,000    Sysco Corp.......................              838,750
                                                       -------------
              HEALTH CARE SERVICES - 1.69%
    12,000    Baxter International, Inc........              798,000
     5,835    Cardinal Health, Inc.............              378,546
                                                       -------------
                                                           1,176,546
                                                       -------------
              HOUSEHOLD PRODUCTS - 1.21%
    16,000    Colgate-Palmolive Co.............              842,000
                                                       -------------
              INSURANCE - 2.02%
    12,500    American International Group, Inc.           1,407,031
                                                       -------------
              OIL AND GAS - 3.10%
    25,861    Exxon Mobil Corp.................            2,154,545
                                                       -------------
              PHARMACEUTICALS - 5.30%
    30,000    Amgen, Inc.*.....................            1,908,750
     8,000    Bristol-Myers Squibb Co..........              440,500
    30,000    Pfizer, Inc......................            1,336,875
                                                       -------------
                                                           3,686,125
                                                       -------------
              RESTAURANTS - 1.34%
    26,000    McDonald's Corp..................              931,125
                                                       -------------



    Shares                                                    Value
    ------                                                    -----
              RETAIL - 3.16%
    20,000    Costco Cos., Inc.*...............        $     638,750
    12,000    CVS Corp.........................              522,000
    41,600    Kroger Co.*......................              826,800
    30,000    Office Depot, Inc.*..............              211,875
                                                       -------------
                                                           2,199,425
                                                       -------------
              SEMICONDUCTORS - 18.67%
    40,000    Altera Corp.*....................            3,435,000
    15,000    Intel Corp.......................            1,869,375
    54,000    Maxim Integrated Products, Inc.*.            3,425,625
    56,000    Xilinx, Inc.*....................            4,263,000
                                                       -------------
                                                          12,993,000
                                                       -------------
              TECHNOLOGY - 11.96%
    44,000    Applied Materials, Inc.*.........            3,674,000
    24,000    Micron Technology, Inc.*.........            1,678,500
    31,250    Molex, Inc.......................            1,525,391
    30,000    Novellus Systems, Inc.*..........            1,445,625
                                                       -------------
                                                           8,323,516
                                                       -------------
              TOTAL COMMON STOCKS .............           44,276,887
                                                       -------------
              (Cost $18,973,316)
                                           CREDIT
   PAR VALUE                             RATINGS(DAGGER)
   ---------                             ---------------
 CORPORATE OBLIGATIONS - 19.01%
              AEROSPACE-- 0.60%
$  442,000    Lockheed Martin Corp.,
              7.250%, 05/15/06.......          BBB-/Baa3     417,690
                                                          ----------
              AUTOMOBILES  - 0.25%
   200,000    Delphi Automotive Systems
              Corp., Notes
              6.500%, 05/01/09.......           BBB/Baa2     176,000
                                                          ----------
              BANKING  - 1.94%
 1,000,000    Deutsche Ausgleichsbank
              6.500%, 09/15/04.......             AAA/NA     971,250
   400,000    Northern Trust Co.,
              Subordinated Notes
              6.700%, 09/15/05.......              A+/A1     381,500
                                                          ----------
                                                           1,352,750
                                                          ----------
              COMPUTERS - 0.43%
   300,000    Sun Microsystems, Inc.,
              Senior Notes
              7.000%, 08/15/02......           BBB+/Baa1     295,500
                                                          ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                            CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----

              DIVERSIFIED MANUFACTURING - 0.71%
$  500,000    Honeywell International, Inc. Notes,
              7.500%, 03/01/10.......               A/A2  $  494,375
                                                          ----------
              FINANCIAL SERVICES - 7.60%
   500,000    Abbey National Plc,
              Subordinated Notes
              6.690%, 10/17/05.......            AA-/Aa3     470,000
   500,000    Associates Corp., N.A.,
              Senior Note
              6.000%, 07/15/05.......            AA-/Aa3     458,125
   500,000    CitiGroup, Inc., Senior Note
              5.800%, 03/15/04.......            AA-/Aa2     471,250
   500,000    Duke Capital Corp., Senior Note
              7.500%, 10/01/09.......               A/A3     474,375
   500,000    Enhance Financial Services Group,
              Debentures
              6.750%, 03/01/03.......              A+/A2     484,375
   500,000    ERAC USA Finance Co., MTN
              6.350%, 01/15/01 (A)...          BBB+/Baa1     494,375
   500,000    Ford Motor Credit Co., Notes
              6.700%, 07/16/04.......               A/A2     478,750
   500,000    Geico Corp., Notes
              7.500%, 04/15/05.......            AAA/Aa1     498,750
   500,000    General Electric Capital Corp.,
              EMTN
              6.250%, 03/27/01.......            AAA/Aaa     494,900
   500,000    Loews Corp., Notes
              6.750%, 12/15/06.......             AA-/A1     466,875
   500,000    Santander Financial Issuances,
              Yankee
              7.875%, 04/15/05.......               A/A1     493,750
                                                          ----------
                                                           5,285,525
                                                          ----------
              HEALTH CARE SERVICES - 0.67%
   500,000    Columbia/HCA Healthcare Corp.,
              MTN
              9.000%, 12/15/14.......            BB+/Ba2     465,625
                                                          ----------
              INDUSTRIAL GOODS AND SERVICES - 3.48%
   500,000    Comdisco, Inc., Series H, MTN
              7.230%, 08/16/01.......          BBB+/Baa1     494,375
   350,000    Crown Cork & Seal Financial Plc,
              Yankee
              6.750%, 12/15/03.......           BBB/Baa2     323,750

                                            CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----

              INDUSTRIAL GOODS AND SERVICES (CONTINUED)
$   400,000   Deere & Co., Debentures
              7.850%, 05/15/10.......               A+/A   $ 391,930
   150,000    du Pont (E.I.) de Nemours & Co.,
              Notes
              6.875%, 10/15/09.......            AA-/Aa3     142,125
   600,000    P.H. Glatfelter, Notes, Series B
              6.875%, 07/15/07.......          BBB+/Baa2     544,500
   300,000    PPG Industries, Inc., Notes
              6.750%, 08/15/04.......               A/A1     291,000
   250,000    WMX Technologies, Notes
              8.000%, 04/30/04.......            BBB/Ba1     232,500
                                                          ----------
                                                           2,420,180
                                                          ----------
              OIL AND GAS - 1.66%
   350,000    Amoco Canada Petroleum Co.,
              Yankee
              7.950%, 10/01/22.......            AA+/Aa1     350,000
   456,000    Imperial Oil, Ltd.,
              Debenture, Yankee
              8.750%, 10/15/19.......            AA+/Aa2     471,960
   334,000    Occidental Petroleum Corp.,
              Debenture
              11.125%, 06/01/19......          Baa3/BBB-     334,417
                                                          ----------
                                                           1,156,377
                                                          ----------
              TECHNOLOGY - 0.69%
   500,000    Applied Materials, Inc.,
              Series A, MTN
              7.000%, 09/06/05.......              A-/A3     476,875
                                                          ----------
              TRANSPORTATION - 0.67%
   300,000    Norfolk Southern Railway,
              Equipment Trust
              5.950%, 04/01/07.......             A+/Aa3     262,500
   250,000    Norfolk Southern Railway,
              Equipment Trust, Series I
              6.150%, 04/01/14.......              A/Aa3     205,625
                                                          ----------
                                                             468,125
                                                          ----------
              UTILITIES - 0.31%
   225,000    Duquesne Light Co.,
              Collateral Trust
              8.375%, 05/15/24.......            BBB+/A3     216,563
                                                          ----------
              TOTAL CORPORATE OBLIGATIONS .               13,225,585
                                                          ----------
              (Cost $13,659,263)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                           CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----


 ASSET-BACKED SECURITIES - 7.17%
$  250,000    Aames Mortgage Trust, Series
              1998-B, Class A3F
              6.335%, 08/15/24.......            AAA/Aaa  $  244,625
   725,041    Arcadia Automobile
              Receivables Trust,
              Series 1999-C, Class A3
              7.200%, 06/15/07.......            AAA/Aaa     715,550
   300,000    Capital Auto Receivables Asset
              Trust, Series 1999-2, Class A4
              6.300%, 05/15/04.......            AAA/Aaa     295,497
   500,000    Chase Manhattan Credit
              Card Master
              Trust, Series 1999-3, Class A
              6.660%, 01/15/07.......            AAA/Aaa     484,020
   500,000    Discover Card Master Trust I,
              Series 1999-6, Class A
              6.850%, 07/17/07.......            AAA/Aaa     486,400
   500,000    First Union National Bank
              Commercial Mortgage,
              Series 2000-C1, Class A1
              7.739%, 07/15/09.......            AAA/Aaa     497,144
   500,000    GMAC Commercial Mortgage
              Securities Inc.,
              Series 1997-C2, Class A3
              6.566%, 11/15/07.......           AAA/Aaa      461,064
   500,000    Household Automotive Trust IV,
              Series 2000-1, Class A4
              7.480%, 12/18/06.......            AAA/Aaa     500,040
   500,000    MBNA Master Credit Card Trust,
              Series 1999-G, Class A
              6.350%, 12/15/06.......           AAA/Aaa      479,095
   475,000    PECO Energy Transition Trust,
              Series 1999-A, Class A6
              6.050%, 03/01/09.......            AAA/Aaa     433,167
   400,000    PP&L Transition Bond Co., LLC,
              Series 1999-1, Class A5
              6.830%, 03/25/07.......            AAA/Aaa     389,652
                                                          ----------
              TOTAL ASSET-BACKED SECURITIES                4,986,254
                                                          ----------
              (Cost $5,081,041)

                                           CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.08%
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION-- 3.15%
$  220,000    6.943%, 03/21/07.......            AAA/Aaa  $  213,483
   100,000    7.000%, 03/15/10.......            AAA/Aaa      96,605
   500,000    7.500%, 09/15/21.......            AAA/Aaa     489,656
   473,894    7.500%, 12/15/27.......            AAA/Aaa     467,460
 1,000,000    6.750%, 09/15/29.......            AAA/Aaa     927,240
                                                          ----------
                                                           2,194,444
                                                          ----------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 3.00%
       382    6.500%, 08/25/04.......            AAA/Aaa         373
 1,182,258    6.500%, 04/01/19.......            AAA/Aaa   1,093,479
 1,000,000    8.000%, 06/01/30 (B)...            AAA/Aaa     991,250
                                                          ----------
                                                           2,085,102
                                                          ----------
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 0.08%
    50,353    13.000%, 03/15/12......            AAA/Aaa      57,905
                                                          ----------
              U.S. TREASURY BONDS - 0.85%
   450,000    6.250%, 08/15/23.......           AAA/Aaa      444,238
   145,000    6.375%, 08/15/27.......            AAA/Aaa     146,109
                                                          ----------
                                                             590,347
                                                          ----------
              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS ......                4,927,798
                                                          ----------
              (Cost $5,085,475)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                                                    Value
    ------                                                    -----

 INVESTMENT COMPANY - 3.83%
 2,668,781    Bank of New York Cash Reserve            $   2,668,781
                                                       -------------
              TOTAL INVESTMENT COMPANY .....               2,668,781
                                                       -------------
              (Cost $2,668,781)
              TOTAL INVESTMENTS - 100.73%...              70,085,305
                                                       -------------
              (Cost $45,467,876)
              OTHER ASSETS
              NET OF LIABILITIES - (0.73)%..                (510,515)
                                                       -------------
              NET ASSETS - 100.00%..........           $  69,574,790
                                                       =============
  ------------------------
  *       Non-income producing security.
  (A) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2000, this security amounted to $494,375 or 0.71% of net assets.
  (B)     When-issued security.
  EMTN    Euro Medium Term Note
  MTN     Medium Term Note
 (DAGGER) See page 12 for Credit Rating Summary.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                           CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----

CORPORATE OBLIGATIONS - 55.84%
              AEROSPACE - 1.30%
$  467,000    Lockheed Martin Corp.,
              7.250%, 05/15/06.......          BBB-/Baa3  $  441,315
                                                          ----------
              AUTOMOBILES  - 0.78%
   300,000    Delphi Automotive Systems
              Corp., Notes
              6.500%, 05/01/09.......           BBB/Baa2     264,000
                                                          ----------
              BANKING - 3.46%
   200,000    BankAmerica Corp., MTN
              7.125%, 05/12/05.......             A+/Aa2     193,250
   700,000    Northern Trust Co.,
              Subordinated Notes
              6.700%, 09/15/05.......              A+/A1     667,625
   350,000    Swiss Bank Corp., NY,
              Subordinated Debentures
              7.000%, 10/15/15.......             AA/Aa2     312,812
                                                          ----------
                                                           1,173,687
                                                          ----------
              DURABLE GOODS  - 0.75%
   250,000    Whirlpool Corp., Debentures
              9.000%, 03/01/03.......          BBB+/Baa1     255,625
                                                          ----------
              FINANCIAL SERVICES - 21.87%
   200,000    Abbey National Plc,
              Subordinated Notes
              6.690%, 10/17/05.......            AA-/Aa3     188,000
   500,000    Associates Corp., N.A.,
              Senior Note
              6.000%, 07/15/05.......            AA-/Aa3     458,125
   500,000    CitiGroup, Inc., Senior Note
              5.800%, 03/15/04.......            AA-/Aa2     471,250
   385,000    Commercial Credit Co., Notes
              6.875%, 05/01/02.......           AA-/Aa3      379,706
   319,000    Dean Witter,
              Discover & Co., Notes
              6.875%, 03/01/03.......            AA-/Aa3     312,221
   500,000    Duke Capital Corp.,
              Senior Notes
              7.500%, 10/01/09.......               A/A3     474,375
   500,000    Enhance Financial Services Group,
              Debentures
              6.750%, 03/01/03.......              A+/A2     484,375

                                           CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----

              FINANCIAL SERVICES (CONTINUED)
$  550,000    ERAC USA Finance Co., MTN
              6.350%, 01/15/01 (A)...          BBB+/Baa1$    543,813
   500,000    Ford Motor Credit Co., MTN
              7.750%, 02/15/07.......              A+/A2     498,125
   500,000    Geico Corp., Notes
              7.500%, 04/15/05.......            AAA/Aa1     498,750
   500,000    General Electric Capital Corp.,
              EMTN
              6.250%, 03/27/01.......            AAA/Aaa     494,900
   500,000    Household Finance Corp., Notes
              6.450%, 03/15/01.......               A/A2     495,625
   270,000    Lehman Brothers Holdings Inc.,
              Notes
              8.500%, 05/01/07.......               A/A3     267,300
   750,000    Loews Corp., Notes
              6.750%, 12/15/06.......             AA-/A1     700,313
   200,000    National Rural Utilities Cooperative
              Finance Corp., Collateral Trust
              6.500%, 09/15/02.......             AA/Aa3     196,250
   600,000    Santander Financial Issuances,
              Yankee
              7.875%, 04/15/05.......               A/A1     592,500
   400,000    St. Paul Cos., Inc.,
              Series B, MTN
              6.740%, 07/18/05.......              A+/A1     372,000
                                                          ----------
                                                           7,427,628
                                                          ----------
              FOOD SERVICE - 2.02%
   350,000    Nabisco, Inc., Notes
              6.850%, 06/15/05.......           BBB/Baa2     312,813
   400,000    Tyson Foods, Inc., MTN
              6.625%, 10/17/05.......              A-/A3     372,500
                                                          ----------
                                                             685,313
                                                          ----------
              INDUSTRIAL GOODS AND SERVICES - 12.71%
   500,000    Cargill, Inc., Notes,
              6.150%, 02/25/08 (A)...              A+/A1     438,750
   500,000    Comdisco, Inc., Series H,
              MTN
              7.230%, 08/16/01.......          BBB+/Baa1     494,375

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                           CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----

              INDUSTRIAL GOODS AND SERVICES (CONTINUED)
$  350,000    Crown Cork & Seal Financial Plc,
              Yankee
              6.750%, 12/15/03.......           BBB/Baa2  $  323,750
   600,000    Deere & Co., Debentures
              7.850%, 05/15/10.......              A+/A2     587,895
   400,000    Dow Chemical Co., Debentures
              7.375%, 11/01/29.......               A/A1     376,500
   250,000    du Pont (E.I.) de Nemours
              & Co., Notes
              6.875%, 10/15/09.......            AA-/Aa3     236,875
   300,000    Hertz Corp., Senior Notes
              7.625%, 08/15/07.......              A-/A3     293,625
   500,000    Honeywell International, Inc. Notes,
              7.500%, 03/01/10.......               A/A2     494,375
   700,000    P.H. Glatfelter, Notes, Series B
              6.875%, 07/15/07.......          BBB+/Baa2     635,250
   200,000    USG Corp., Senior Notes
              9.250%, 09/15/01.......          BBB+/Baa1     203,500
   250,000    WMX Technologies, Notes
              8.000%, 04/30/04.......            BBB/Ba1     232,500
                                                          ----------
                                                           4,317,395
                                                          ----------
              OIL AND GAS - 0.74%
   250,000    Amoco Canada Petroleum Co.,
              Yankee
              7.950%, 10/01/22.......            AA+/Aa1     250,000
                                                          ----------
              TECHNOLOGY - 1.40%
   500,000    Applied Materials, Inc.,
              Series A, MTN
              7.000%, 09/06/05.......              A-/A3     476,875
                                                          ----------
              TRANSPORTATION - 4.26%
   431,000    Canadian National Railway Co.,
              Yankee
              7.000%, 03/15/04.......           BBB/Baa2     418,070
   350,000    Consolidated Rail Corp.,
              Equipment Trust
              6.860%, 12/31/07.......               A1/A     324,709
   300,000    CSX Corp., Notes
              7.000%, 09/15/02.......           BBB/Baa2     294,000
   500,000    Norfolk Southern Railway,
              Equipment Trust, Series I
              6.150%, 04/01/14.......              A/Aa3     411,250
                                                          ----------
                                                           1,448,029
                                                          ----------

                                           CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----

              UTILITIES - 6.55%
$  350,000    Central Power & Light Co.,
              First Mortgage
              6.875%, 02/01/03.......               A/A3  $  339,500
   405,000    Duquesne Light Co.,
              Collateral Trust
              8.375%, 05/15/24.......            BBB+/A3     389,813
   300,000    Illinois Power Co.,
              First Mortgage
              6.500%, 08/01/03.......          BBB+/Baa1     288,000
   300,000    Jersey Central Power & Light Co.,
              First Mortgage
              7.125%, 10/01/04.......              A+/A2     291,000
   200,000    Monongahela Power Co.,
              First Mortgage
              8.375%, 07/01/22.......              A+/A1     193,500
   400,000    New Orleans Public Service,
              Inc., Notes
              8.000%, 03/01/06.......           BBB/Baa2     389,500
   140,000    Niagara Mohawk Power Corp.,
              First Mortgage
              9.250%, 10/01/01.......          BBB+/Baa2     142,450
   196,585    Niagara Mohawk Power Corp.,
              Series E, Senior Notes
              7.375%, 07/01/03.......          BBB-/Baa3     192,162
                                                         ----------
                                                           2,225,925
                                                          ----------
              TOTAL CORPORATE OBLIGATIONS .               18,965,792
                                                          ----------
              (Cost $19,662,124)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.43%
              FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.66%
   900,000    7.000%, 03/15/10.......            AAA/Aaa     869,448
   520,000    7.500%, 09/15/21.......            AAA/Aaa     509,242
 1,551,881    7.500%, 12/15/27.......            AAA/Aaa   1,530,810
 1,500,000    6.750%, 09/15/29.......            AAA/Aaa   1,390,860
                                                          ----------
                                                           4,300,360
                                                          ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.90%
   350,000    6.700%, 06/19/07.......            AAA/Aaa     334,454
 1,000,000    6.625%, 09/15/09.......            AAA/Aaa     941,250
 1,184,963    6.500%, 04/01/19.......            AAA/Aaa   1,096,091
 1,000,000    8.000%, 06/01/30.......            AAA/Aaa     991,250
                                                          ----------
                                                           3,363,045
                                                          ----------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.43%
 1,243,531    6.500%, 04/15/29.......            AAA/Aaa   1,163,479
                                                          ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                            CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----


              U.S. TREASURY BONDS - 4.44%
$  800,000    6.250%, 08/15/23.......            AAA/Aaa  $  789,756
   750,000    6.000%, 02/15/26.......            AAA/Aaa     719,139
                                                          ----------
                                                           1,508,895
                                                          ----------
              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS ......               10,335,779
                                                          ----------
              (Cost $10,659,129)

 ASSET-BACKED SECURITIES - 17.67%
   250,000    Aames Mortgage Trust,
              Series 1998-B, Class A3F
              6.335%, 08/15/24.......            AAA/Aaa     244,625
   725,041    Arcadia Automobile Receivables
              Trust, Series 1999-C, Class A3
              7.200%, 06/15/07.......            AAA/Aaa     715,550
   500,000    Capital Auto Receivables Asset
              Trust, Series 2000-1, Class A4
              7.000%, 01/17/05.......            AAA/Aaa     495,781
   500,000    Chase Manhattan Credit Card
              Master Trust, Series 1999-3,
              Class A
              6.660%, 01/15/07.......            AAA/Aaa     484,020
   316,000    Discover Card Master Trust I,
              Series 1999-4, Class B
              5.850%, 11/16/04.......               A/A2     304,413
   630,000    EQCC Home Equity Loan Trust,
              Series 1999-1,Class A4F
              6.134%, 07/20/28.......            AAA/Aaa     564,510
 1,000,000    First Union National Bank
              Commercial Mortgage,
              Series 2000-C1, Class-A1
              7.739%, 07/15/09.......             AAA/NA     994,287
   500,000    GMAC Commercial Mortgage
              Securities Inc.,
              Series 1997-C2, Class A3
              6.566%, 11/15/07.......             NA/Aaa     461,064
   500,000    Greenpoint Maunufactured Housing,
              Series 2000-1, Class A2
              7.600%, 09/20/22.......             NA/Aaa     494,070

                                           CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----
 ASSET-BACKED SECURITIES (CONTINUED)
$    500,000  Household Automotive Trust IV,
              Series 2000-1, Class A4
              7.480%, 12/18/06.......            AAA/Aaa  $  500,040
   600,000    PECO Energy Transition Trust,
              Series 1999-A, Class A6
              6.050%, 03/01/09.......            AAA/Aaa     547,158
   200,000    PP&L Transition Bond Co., LLC,
              Series 1999-1, Class A5
              6.830%, 03/25/07.......            AAA/Aaa     194,826
                                                          ----------
              TOTAL ASSET-BACKED SECURITIES                6,000,344
                                                          ----------
              (Cost $6,112,158)

    Shares
    ------

 INVESTMENT COMPANY - 1.12%
   381,821    Bank of New York Cash Reserve..                381,821
                                                        ------------
              TOTAL INVESTMENT COMPANY ......                381,821
                                                        ------------
              (Cost $381,821)
              TOTAL INVESTMENTS - 105.06%....             35,683,736
                                                        ------------
              (Cost $36,815,232)
              OTHER ASSETS
              NET OF LIABILITIES - (5.06)%...             (1,718,385)
                                                        ------------
              NET ASSETS - 100.00%...........           $ 33,965,351
                                                        ============
  ------------------------------------
  (A) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2000, these securities amounted to $982,563 or 2.89% of net assets.
  EMTN    Euro Medium Term Note
  MTN     Medium Term Note
 (DAGGER) See page 12 for Credit Rating Summary.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


   PAR VALUE                                                   VALUE
   ---------                                                   -----


 COMMERCIAL PAPER  - 72.80%
              AUTOMOBILE -- 4.42%
$  700,000    DaimerChysler, N.A. Holding Corp.
              6.540%, 07/21/00 (A).........               $  693,642
                                                          ----------
              BEVERAGES - 8.88%
   650,000    Brown-Forman Corp.
              6.600%, 07/07/00 (A).........                  645,710
   750,000    Coca-Cola Co.
              5.000%, 06/16/00.............                  747,981
                                                          ----------
                                                           1,393,691
                                                          ----------
              CONSUMER PRODUCTS - 4.43%
   700,000    Unilever Capital Corp.
              6.460%, 07/10/00 (A) (B).....                  695,101
                                                          ----------
              FINANCIAL SERVICES - 13.28%
   700,000    Ford Motor Credit Co.
              6.520%, 07/19/00 (A).........                  693,915
   700,000    General Electric Capital Corp.
              6.000%, 07/03/00.............                  695,943
   700,000    General Motors Acceptance Corp.
              6.560%, 07/13/00 (A).........                  694,643
                                                          ----------
                                                           2,084,501
                                                          ----------
              INDUSTRIAL GOODS AND SERVICES - 13.93%
   750,000    Abbot Laboratories
              6.450%, 06/29/00.............                  746,238
   750,000    duPont (E.I.) deNemours & Co.
              6.500%, 07/11/00 (A).........                  744,583
   700,000    Siemens Capital Corp.
              6.460%, 06/26/00 (A).........                  696,860
                                                          ----------
                                                           2,187,681
                                                          ----------
              PHARMACEUTICALS - 8.86%
   700,000    Bayer Corp.
              6.520%, 07/18/00 (A) (B).....                  694,041
   700,000    Pfizer, Inc.
              6.120%, 06/19/00 (A) (B).....                  697,739
                                                          ----------
                                                           1,391,780
                                                          ----------
              UTILITIES - 19.00%
   700,000    AT&T Corp.
              6.480%, 06/29/00 (A).........                  696,472
   700,000    Bell Atlantic Corp.
              6.550%, 07/10/00 (A).........                  498,035
   500,000    BellSouth Telecomm, Inc.
              6.430%, 06/23/00.............                  695,033

                                           CREDIT
   PAR VALUE                             RATINGS(DAGGER)       VALUE
   ---------                             ---------------       -----


              UTILITIES (CONTINUED)
$  400,000    Emerson Electric Co.
              6.520%, 07/07/00 (A) (B).....              $   397,392
   700,000    Wisconsin Electric Fuel
              6.500%, 07/06/00 (A).........                  695,576
                                                         -----------
                                                           2,982,508
                                                         -----------
              TOTAL COMMERCIAL PAPER ......               11,428,904
                                                         -----------
              (Cost $11,428,904)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 21.94%
              FEDERAL FARM CREDIT BANK - 14.64%
 1,800,000    6.200%, 06/05/00.......            AAA/Aaa   1,798,760
   500,000    6.100%, 06/07/00.......            AAA/Aaa     499,492
                                                         -----------
                                                           2,298,252
                                                         -----------
              FEDERAL HOME LOAN BANK - 1.58%
   250,000    6.410%, 07/14/00.......            AAA/Aaa     248,086
                                                         -----------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 5.72%
   900,000    6.430%, 06/21/00.......            AAA/Aaa     896,830
                                                         -----------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS ..........                3,443,168
                                                         -----------
              (Cost $3,443,168)
    SHARES
    ------
 INVESTMENT COMPANY - 5.18%
   813,561    Bank of New York Cash Reserve..                813,561
                                                         -----------
              TOTAL INVESTMENT COMPANY ......                813,561
                                                         -----------
              (Cost $813,561)

              TOTAL INVESTMENTS - 99.92%.....             15,685,633
                                                         -----------
              (Cost $15,685,633)

              OTHER ASSETS
              NET OF LIABILITIES - 0.08%.....                 13,018
                                                         -----------
              NET ASSETS - 100.00%...........            $15,698,651
                                                         ===========
  -----------------------------------------------------------------------------
  (A) Interest rate presented represents annualized yield at time of purchase.
  (B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At May 31, 2000, these securities amounted to $2,484,273 or 15.82% of net assets.
  (DAGGER) See page 12 for Credit Rating Summary.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                              CREDIT RATING SUMMARY
                           --------------------------
CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC.

STANDARD & POOR'S   MOODY'S
-----------------   -------
        AAA           Aaa  Instrument judged to be of the highest quality and
                           carrying the smallest amount of investment risk.
        AA            Aa   Instrument judged to be of high quality by all
                           standards.
         A             A   Instrument judged to be adequate by all standards.
        BBB           Baa  Instrument  judged to be of modest quality by all
                           standards.
        BB            Ba   Instrument judged to have speculative elements.
         B             B   Instrument judged to lack characteristics of the
                           desirable investment.

        NR            NR   Not Rated. In the opinion of the Investment Advisor,
                           instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of AAA/Aaa.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

                                                      GROWTH          GROWTH AND         INCOME             MONEY
                                                       FUND           INCOME FUND         FUND           MARKET FUND
                                                   ------------      -------------     ------------      ------------
ASSETS
 Investments:
   Investments at cost.........................    $ 73,498,121       $ 45,467,876     $ 36,815,232      $ 15,685,633
   Net unrealized appreciation (depreciation)..      94,024,471         24,617,429       (1,131,496)               --
                                                   ------------      -------------     ------------      ------------
   Total investments at value..................     167,522,592         70,085,305       35,683,736        15,685,633
 Cash..........................................          61,421             48,456               --                --
Receivables:
   Investments sold............................              --            305,418          860,969                --
   Fund shares sold............................         187,291             40,691           24,357            82,849
   Dividends and interest......................          85,925            357,551          481,425            11,493
 Other assets..................................           1,719              1,719            1,719             1,719
                                                   ------------      -------------     ------------      ------------
   Total Assets................................     167,858,948         70,839,140       37,052,206        15,781,694
                                                   ------------      -------------     ------------      ------------
LIABILITIES:
 Payables:
   To custodian................................              --                 --            7,394            28,326
   Dividends payable...........................              --                 --               --             1,060
   Investments purchased.......................              --            989,139          989,139                --
   Fund shares repurchased.....................         279,690            178,820        2,038,557            42,458
   Advisory fees...............................         118,280             49,043           19,595                --
   Administration fees.........................          20,873              8,504            4,522             1,986
   Co-Administration fees......................           4,175              1,731              904                --
   Transfer agent fee..........................          11,628             13,561           16,683             6,702
   Trustees fees...............................           4,555              2,075            1,153               446
   12b-1 distribution fees.....................           2,644              1,490              714                --
 Accrued expenses and other payables...........          41,555             19,987            8,194             2,065
                                                   ------------      -------------     ------------      ------------
   Total Liabilities...........................         483,400          1,264,350        3,086,855            83,043
                                                   ------------      -------------     ------------      ------------
NET ASSETS.....................................    $167,375,548       $ 69,574,790     $ 33,965,351      $ 15,698,651
                                                   ============      =============     ============      ============
NET ASSETS CONSIST OF:
 Paid-in Capital...............................    $ 69,780,619       $ 44,098,149     $ 36,063,497      $ 15,710,958
 Accumulated undistributed (distribution in
   excess of)net investment income.............        (482,243)           168,546               --                --
 Accumulated net realized gain (loss)
   on investments sold.........................       4,052,701            690,666         (966,650)          (12,307)
 Net unrealized appreciation (depreciation)
   on investments..............................      94,024,471         24,617,429       (1,131,496)               --
                                                   ------------      -------------     ------------      ------------
TOTAL NET ASSETS...............................    $167,375,548       $ 69,574,790     $ 33,965,351      $ 15,698,651
                                                   ============      =============     ============      ============

SERVICE CLASS:
   Net Assets..................................    $167,375,548       $ 69,574,790     $ 33,965,351      $ 15,698,651
                                                   ============      =============     ============      ============
   Shares of beneficial interest outstanding...       7,139,431          4,498,263        3,558,592        15,711,070
                                                   ============      =============     ============      ============
   Net asset value, offering and
     redemption price per share...............
     (Net Assets/Shares Outstanding)...........    $      23.44       $      15.47     $       9.54      $       1.00
                                                   ============      =============     ============      ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      Growth          Growth and         Income             Money
                                                       Fund           Income Fund         Fund           Market Fund
                                                   ------------      -------------    -------------      ------------
INVESTMENT INCOME:
   Interest....................................    $         --      $     759,522     $  1,251,781      $    590,556
   Dividends...................................         411,849            136,829           16,141            14,155
                                                   ------------      -------------    -------------      ------------
     Total Income..............................         411,849            896,351        1,267,922           604,711
                                                   ------------      -------------    -------------      ------------
EXPENSES:
   Advisory....................................         599,259            254,532          106,311            36,061
   Co-Administration...........................          23,273              9,929            5,330             3,091
   Administration..............................         116,366             49,497           26,652            15,458
   Transfer Agent..............................          54,927             45,271           41,304            32,905
   Custody.....................................          31,064             13,273            7,082             4,133
   Professional Fees...........................          54,288             22,466           14,250             7,857
   Trustees....................................           9,380              3,862            2,067             1,414
   Printing....................................          12,655              5,422            2,962             1,418
   Registration and filing fees................           7,713              6,143            6,106             5,362
   Amortization of organization costs..........             976                976              976               976
   12b-1 distribution fees.....................           3,877              1,649              888                --
   Miscellaneous...............................           4,374                320            1,194             2,525
                                                   ------------      -------------    -------------      ------------
   Total expenses before waivers...............         918,152            413,340          215,122           111,200
                                                   ------------      -------------    -------------      ------------
   Less expenses waived .......................         (24,060)           (10,721)          (6,120)          (44,785)
                                                   ------------      -------------    -------------      ------------
   Net expenses................................         894,092            402,619          209,002            66,415
                                                   ------------      -------------    -------------      ------------
 NET INVESTMENT INCOME (LOSS)..................        (482,243)           493,732        1,058,920           538,296
                                                   ------------      -------------    -------------      ------------

 NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Net realized gain (loss) on
     investment transactions...................       4,052,733            697,819         (905,152)           (2,947)
   Net change in unrealized appreciation
     (depreciation) on investments.............      28,919,494          9,444,516           (6,019)               --
                                                   ------------      -------------    -------------      ------------
 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS..................      32,972,227         10,142,335         (911,171)           (2,947)
                                                   ------------      -------------    -------------      ------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...................    $ 32,489,984      $  10,636,067     $    147,749      $    535,349
                                                   ============      =============     ============      ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                                                   GROWTH FUND
                                                                          ----------------------------
                                                                         SIX MONTHS ENDED  YEAR ENDED
                                                                           MAY 31, 2000    NOVEMBER 30,
                                                                            (UNAUDITED)       1999
                                                                          -------------   ------------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).......................................... $   (482,243)   $   (282,890)
   Net realized gain (loss) on investment transactions...................    4,052,733      14,568,242
   Net change in unrealized appreciation (depreciation) on investments...   28,919,494      32,359,170
                                                                          ------------    ------------
Net increase (decrease) in net assets resulting from operations..........   32,489,984      46,644,522
                                                                          ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Premium Class*........................................................           --              --
   Service Class.........................................................           --              --
                                                                          ------------    ------------
                                                                                    --              --
                                                                          ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
   Premium Class*........................................................           --              --
   Service Class.........................................................           --              --
                                                                          ------------    ------------
                                                                                    --              --
                                                                          ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
   Premium Class*........................................................       (2,673)         (2,055)
   Service Class.........................................................  (14,226,351)    (14,694,987)
                                                                          ------------    ------------
                                                                           (14,229,024)    (14,697,042)
                                                                          ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued...........................................   20,593,115      16,667,882
   Dividends reinvested..................................................   14,216,432      14,696,927
   Cost of shares redeemed...............................................  (17,216,203)    (56,293,818)
                                                                          ------------    ------------
Change in net assets from capital share transactions.....................   17,593,344     (24,929,009)
                                                                          ------------    ------------
Net change in net assets.................................................   35,854,304       7,018,471
NET ASSETS:
   Beginning of year.....................................................  131,521,244     124,502,773
                                                                          ------------    ------------
   End of period (including line A).....................................  $167,375,548    $131,521,244
                                                                          ============    ============
(A) Undistributed (distribution in excess of) net investment income...... $   (482,243)   $         --
                                                                          ============    ============

                                                                                    GROWTH AND
                                                                                   INCOME FUND                  INCOME FUND
                                                                          ---------------------------  ---------------------------
                                                                         SIX MONTHS ENDED  YEAR ENDED SIX MONTHS ENDED  YEAR ENDED
                                                                          MAY 31, 2000    NOVEMBER 30,  MAY 31, 2000    NOVEMBER 30
                                                                           (UNAUDITED)         1999      (UNAUDITED)       1999
                                                                          -----------    -----------    -----------    -----------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).......................................... $   493,732    $ 1,244,452     $ 1,058,920   $ 1,985,791
   Net realized gain (loss) on investment transactions...................     697,819        164,669        (905,152)      (41,725)
   Net change in unrealized appreciation (depreciation) on investments...   9,444,516      7,272,465          (6,019)   (2,615,002)
                                                                          -----------    -----------     -----------   -----------
Net increase (decrease) in net assets resulting from operations..........  10,636,067      8,681,586         147,749      (670,936)
                                                                          -----------    -----------     -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Premium Class*........................................................        (113)          (273)           (186)         (804)
   Service Class.........................................................    (591,314)      (981,730)     (1,058,734)   (2,076,255)
                                                                          -----------    -----------     -----------   -----------
                                                                             (591,427)      (982,003)     (1,058,920)   (2,077,059)
                                                                          -----------    -----------     -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
   Premium Class*........................................................          --             --              --           (10)
   Service Class.........................................................          --             --              --       (24,367)
                                                                          -----------    -----------     -----------   -----------
                                                                                   --             --              --       (24,377)
                                                                          -----------    -----------     -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
   Premium Class*........................................................         (51)        (1,434)             --           (95)
   Service Class.........................................................    (167,378)    (5,724,142)             --      (253,847)
                                                                          -----------    -----------     -----------   -----------
                                                                             (167,429)    (5,725,576)             --      (253,942)
                                                                          -----------    -----------     -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued...........................................   6,671,356      4,923,466       4,600,560     4,953,315
   Dividends reinvested..................................................     758,751      6,707,555         859,477     2,357,031
   Cost of shares redeemed...............................................  (7,323,438)   (20,291,830)     (6,357,708)   (7,327,447)
                                                                          -----------    -----------     -----------   -----------
Change in net assets from capital share transactions.....................     106,669     (8,660,809)       (897,671)      (17,101)
                                                                          -----------    -----------     -----------   -----------
Net change in net assets.................................................   9,983,880     (6,686,802)     (1,808,842)   (3,043,415)
NET ASSETS:
   Beginning of year.....................................................  59,590,910     66,277,712      35,774,193    38,817,608
                                                                          -----------    -----------     -----------   -----------
   End of period (including line A).....................................  $69,574,790    $59,590,910     $33,965,351   $35,774,193
                                                                          ===========    ===========     ===========   ===========
(A) Undistributed (distribution in excess of) net investment income...... $   168,546    $   266,241     $        --   $        --
                                                                          ===========    ===========     ===========   ===========

                                                                                    MONEY
                                                                                  MARKET FUND
                                                                          ----------------------------
                                                                         SIX MONTHS ENDED  YEAR ENDED
                                                                           MAY 31, 2000   NOVEMBER 30,
                                                                           (UNAUDITED)        1999
                                                                          -----------     -----------
INVESTMENT ACTIVITIES:
 Operations:
   Net investment income (loss).......................................... $   538,296     $   899,982
   Net realized gain (loss) on investment transactions...................      (2,947)           (559)
   Net change in unrealized appreciation (depreciation) on investments...          --              --
                                                                          -------------   -----------
Net increase (decrease) in net assets resulting from operations..........     535,349         899,423
                                                                          -------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Premium Class*........................................................        (186)           (621)
   Service Class.........................................................    (538,110)       (899,361)
                                                                          -------------   -----------
                                                                             (538,296)       (899,982)
                                                                          -------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
   Premium Class*........................................................            --            --
   Service Class.........................................................            --            --
                                                                          -------------   -----------
                                                                                     --            --
                                                                          -------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
   Premium Class*........................................................            --            --
   Service Class.........................................................            --            --
                                                                          -------------   -----------
                                                                                     --            --
                                                                          -------------   -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued...........................................    27,714,633    41,324,463
   Dividends reinvested..................................................       513,858       900,063
   Cost of shares redeemed...............................................   (33,041,363)  (40,307,779)
                                                                          -------------   -----------
Change in net assets from capital share transactions.....................    (4,812,872)    1,916,747
                                                                          -------------   -----------
Net change in net assets.................................................    (4,815,819)    1,916,188
NET ASSETS:
   Beginning of year.....................................................    20,514,470    18,598,282
                                                                          -------------   -----------
   End of period (including line A).....................................  $  15,698,651   $20,514,470
                                                                         ==============   ===========
(A) Undistributed (distribution in excess of) net investment income...... $          --   $        --
                                                                          =============   ===========
-----------------------------------------------------------

* The Premium Class closed on February 23, 2000 with respect to the Growth Fund, Growth and Income Fund and Income Fund, and on March 2, 2000 with respect to the Money Market Fund.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     16-17

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            GROWTH FUND
                                                                           SERVICE CLASS
                                   --------------------------------------------------------------------------------------------
                                   SIX MONTHS ENDED                                                              PERIOD ENDED
                                     MAY 31, 2000                     YEARS ENDED NOVEMBER 30,                   NOVEMBER 30,
                                                    -----------------------------------------------------------
                                      (UNAUDITED)      1999             1998              1997           1996          1995*
                                       ---------    ---------        ---------         ---------       --------     ---------
 NET ASSET VALUE,
 Beginning of the Period...........    $   20.97    $   16.51        $   16.67         $   15.37       $  12.97     $   10.00
                                       ---------    ---------        ---------         ---------       --------     ---------
 Income from Investment
 Operations:
   Net investment
     income (loss).................        (0.07)       (0.05)            0.07              0.35           0.14          0.13
   Net realized and unrealized
     gain on investment
     transactions..................         4.77         6.46             2.37              3.03           2.90          2.84
                                       ---------    ---------        ---------         ---------       --------     ---------
   Total income from
     investment operations.........         4.70         6.41             2.44              3.38           3.04          2.97
                                       ---------    ---------        ---------         ---------       --------     ---------
 Less Dividends from:
   Net investment income...........           --           --            (0.05)            (0.31)         (0.19)           --
   In excess of net
     investment income.............           --           --               --             (0.24)         --               --
   Realized gains..................        (2.23)       (1.95)           (2.55)            (1.53)         (0.45)           --
                                       ---------    ---------        ---------         ---------       --------     ---------
   Total Distributions.............        (2.23)       (1.95)           (2.60)            (2.08)         (0.64)           --
                                       ---------    ---------        ---------         ---------       --------     ---------
 Net change in net asset
   value per share.................         2.47         4.46            (0.16)             1.30           2.40          2.97
                                       ---------    ---------        ---------         ---------       --------     ---------
 NET ASSET VALUE,
   End of Period...................    $   23.44    $   20.97        $   16.51         $   16.67       $  15.37     $   12.97
                                       =========    =========        =========         =========       ========     =========
 Total Return (a)..............            24.22%       44.49%           17.87%           24.68%         24.61%         29.70%
 Ratios/Supplemental Data:
 Net Assets at the end of
   period (in thousands)...........    $ 167,376    $ 131,496        $ 124,485         $ 105,386       $ 93,640     $  86,596
 Ratios to average net assets:
   Expenses before waivers(DAGGER)          1.18%**      1.04%            1.04%             0.99%         0.99%         1.09%**
   Expenses net of waivers.........         1.15%**      0.93%            0.94%             0.89%         0.89%         0.89%**
   Net investment
     income (loss).................        (0.62)%**    (0.23)%           0.32%             0.74%         0.93%         1.29%**
 Portfolio Turnover Rate...........            2%           6%              92%               44%           27%           37%
-----------------------------------------------------------

*        Commencement of operations, February 1, 1995.
**       Annualized.
(DAGGER) During the period, certain fees were reduced and/or reimbursed.
         If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                                                     GROWTH AND INCOME FUND
                                                                           SERVICE CLASS
                                   --------------------------------------------------------------------------------------------
                                   SIX MONTHS ENDED                                                              PERIOD ENDED
                                     MAY 31, 2000                     YEARS ENDED NOVEMBER 30,                   NOVEMBER 30,
                                                    -----------------------------------------------------------
                                      (UNAUDITED)      1999             1998              1997           1996          1995*
                                       ---------    ---------        ---------         ---------       --------     ---------
 NET ASSET VALUE,
 Beginning of the Period...........    $   13.33    $   12.90        $   13.51         $   12.76       $  11.79     $   10.00
                                       ---------    ---------        ---------         ---------       --------     ---------
 Income from Investment
 Operations:
   Net investment income...........         0.11         0.26             0.38             0.50            0.34          0.31
   Net realized and unrealized
     gain on investment
     transactions..................         2.20         1.50             1.41              1.27           1.26          1.79
                                       ---------    ---------        ---------         ---------       --------     ---------
   Total income from
     investment operations.........         2.31         1.76             1.79              1.77           1.60          2.10
                                       ---------    ---------        ---------         ---------       --------     ---------
 Less Dividends from:
   Net investment income...........        (0.13)       (0.20)           (0.38)            (0.50)         (0.36)        (0.31)
   Realized gains..................        (0.04)       (1.13)           (2.02)            (0.52)         (0.27)           --
                                       ---------    ---------        ---------         ---------       --------     ---------
   Total Distributions.............        (0.17)       (1.33)           (2.40)            (1.02)         (0.63)        (0.31)
                                       ---------    ---------        ---------         ---------       --------     ---------
 Net change in net asset
   value per share.................         2.14         0.43            (0.61)             0.75           0.97          1.79
                                       ---------    ---------        ---------         ---------       --------     ---------
 NET ASSET VALUE,
   End of Period...................    $   15.47    $   13.33        $   12.90         $   13.51    $     12.76  $      11.79
                                       =========    =========        =========         =========       ========     =========
 Total Return (a)..................        17.42%       15.23%           15.98%            14.69%         14.08%        20.82%
 Ratios/Supplemental Data:
 Net Assets at the end of
   period (in thousands)...........    $  69,575    $  59,572        $  66,262         $  61,867       $ 64,232     $  50,583
 Ratios to average net assets:
   Expenses before waiver(DAGGER)..         1.25%**      1.11%            1.01%             1.07%          1.09%         1.15%**
   Expenses net of waiver..........         1.22%**      1.00%            0.91%             0.97%          0.99%         1.05%**
   Net investment income...........         1.50%**      2.02%            2.95%             2.91%          2.98%         3.04%**
 Portfolio Turnover Rate...........           25%          42%              76%              138%            77%           78%

---------------------------------------------------------------
*        Commencement of operations, February 1, 1995.
**       Annualized.
(DAGGER) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            INCOME FUND
                                                                           SERVICE CLASS
                                   --------------------------------------------------------------------------------------------
                                   SIX MONTHS ENDED                                                              PERIOD ENDED
                                     MAY 31, 2000                     YEARS ENDED NOVEMBER 30,                   NOVEMBER 30,
                                                    -----------------------------------------------------------
                                      (UNAUDITED)      1999             1998              1997           1996          1995*
                                       ---------    ---------        ---------         ---------       --------     ---------
 NET ASSET VALUE,
 Beginning of the Period...........    $    9.79    $   10.61        $   10.36         $   10.22       $  10.72     $   10.00
                                       ---------    ---------        ---------         ---------       --------     ---------
 Income from Investment
 Operations:
   Net investment income...........         0.29         0.55             0.59              0.57           0.54          0.48
   Net realized and unrealized
     gain (loss) on investment
     transactions..................        (0.25)       (0.72)            0.33              0.14          (0.12)         0.72
                                       ---------    ---------        ---------         ---------       --------     ---------
   Total income (loss) from
     investment operations.........         0.04        (0.17)            0.92              0.71           0.42          1.20
                                       ---------    ---------        ---------         ---------       --------     ---------
 Less Dividends from:
   Net investment income...........        (0.29)       (0.57)           (0.59)            (0.57)         (0.54)        (0.48)
   In excess of net
     investment income.............           --        (0.01)              --                --             --            --
   Realized gains..................           --        (0.07)           (0.08)               --          (0.38)           --
                                       ---------    ---------        ---------         ---------       --------     ---------
   Total distributions.............        (0.29)       (0.65)           (0.67)            (0.57)         (0.92)        (0.48)
                                       ---------    ---------        ---------         ---------       --------     ---------
 Net change in net asset
   value per share.................        (0.25)       (0.82)            0.25              0.14          (0.50)         0.72
                                       ---------    ---------        ---------         ---------       --------     ---------
 NET ASSET VALUE,
   End of Period...................    $    9.54    $    9.79        $   10.61         $   10.36       $  10.22     $   10.72
                                       =========    =========        =========         =========       ========     =========
 Total Return (a)..................         0.50%       (1.79)%           9.27%             7.20%          4.25%        12.28%
 Ratios/Supplemental Data:
 Net Assets at the end of
   period (in thousands)...........    $  33,965    $  35,760        $  38,803         $  31,628       $ 27,768     $  26,849
 Ratios to average net assets:
   Expenses before waivers(DAGGER).         1.21%**      1.13%            0.90%             1.17%          1.22%         1.22%**
   Expenses net of waivers.........         1.18%**      1.02%            0.80%             1.07%          1.12%         1.12%**
   Net investment income...........         5.96%**      5.37%            5.63%             5.61%          5.07%         5.59%**
 Portfolio Turnover Rate...........           72%          70%              93%              210%           160%          297%

-----------------------------------------------------------
*        Commencement of operations, February 1, 1995.
**       Annualized.
(DAGGER) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                         MONEY MARKET FUND
                                                                           SERVICE CLASS
                                   --------------------------------------------------------------------------------------------
                                   SIX MONTHS ENDED                                                              PERIOD ENDED
                                     MAY 31, 2000                      YEARS ENDED NOVEMBER 30,                  NOVEMBER 30,
                                                    -----------------------------------------------------------
                                      (UNAUDITED)      1999             1998              1997           1996          1995*
                                       ---------    ---------        ---------         ---------       --------     ---------
 NET ASSET VALUE,
 Beginning of Period...............    $    1.00    $    1.00        $    1.00         $    1.00       $   1.00     $    1.00
                                       ---------    ---------        ---------         ---------       --------     ---------
 Income from Investment
 Operations:
   Net investment income...........         0.03         0.04             0.05              0.05           0.05          0.04
                                       ---------    ---------        ---------         ---------       --------     ---------
 Less Dividends from:
   Net investment income...........        (0.03)       (0.04)           (0.05)            (0.05)         (0.05)        (0.04)
                                       ---------    ---------        ---------         ---------       --------     ---------
 NET ASSET VALUE,
   End of Period...................    $    1.00    $    1.00        $    1.00         $    1.00       $   1.00     $    1.00
                                       =========    =========        =========         =========       ========     =========
 Total Return (a)..................         2.65%        4.54%            5.27%             4.96%          4.88%         4.55%
 Ratios/Supplemental Data:
 Net Assets at the end of
   period (in thousands)...........    $  15,699    $  20,500        $  18,585         $  25,784       $ 34,269     $  28,943
 Ratios to average net assets:
   Expenses before waivers(DAGGER).         1.08%**      1.07%            0.76%             0.99%          0.95%         0.92%**
   Expenses net of waivers.........         0.64%**      0.64%            0.41%             0.64%          0.65%         0.64%**
   Net investment income
      (net of waivers).............         5.23%**      4.46%            5.16%             4.84%          4.82%         5.40%**

[FN]
-----------------------------------------------------------
*        Commencement of operations, February 1, 1995.
**       Annualized.
(DAGGER) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company and currently consists of four separate investment portfolios: Growth Fund, Growth and Income Fund, Income Fund and Money Market Fund (individually, a "Fund", and collectively, the "Funds"), each offering one class of shares. The Board of Trustees approved the termination of each Fund's Premium Class, which was never offered to the public, on October 28, 1999. The Premium Class was closed on February 23, 2000 with respect to Growth Fund, Growth and Income Fund and Income Fund, and on March 2, 2000 with respect to Money Market Fund.

At a special meeting of the shareholders of the Growth Fund, Growth and Income Fund and Income Fund, held on January 28, 2000, shareholders approved a new investment advisory agreement which increased the advisory fees payable to IBJ Whitehall Bank and Trust Company (the "Advisor" or "Whitehall") to 0.85%, 0.85% and 0.65% of the average daily net assets of the Growth Fund, Growth and Income Fund and Income Fund, respectively. At the meeting, shareholders also approved the adoption of a Rule 12b-1 Distribution Plan for the Growth Fund, Growth and Income Fund and Income Fund, under which Provident Distributors, Inc. (the "Distributor") may be paid up to 0.25% of the average daily net assets of each of these Funds.

The investment objective of the Growth Fund ("Growth") is to seek long-term capital appreciation through investment primarily in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded U.S. companies. Growth may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. companies, the equity securities of foreign companies (if traded "over-the-counter") and American Depositary Receipts.

The investment objective of the Growth and Income Fund ("Growth and Income") is to provide investors with long-term capital appreciation and current income for high total return by investing in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase.

The investment objective of the Income Fund ("Income") is to provide a high total return (current income plus appreciation) by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements.

The investment objectives of the Money Market Fund ("Money Market") are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         (A) PORTFOLIO VALUATIONS: The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern time) for Money Market and as of 4:00 p.m. (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Money Market uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the 1940 Act, as amended, and seeks to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

         (B) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

         (C) EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. The investment income and expense of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

         (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income and Money Market's net investment income is declared daily and paid monthly. Growth's net investment income is declared and paid annually. Growth and Income's net investment income is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryover, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. Permanent book/tax differences are primarily attributable to redesignation of distributions and paydowns.

         (E) FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

         (F) WHEN-ISSUED TRANSACTIONS: The Funds may purchase securities on a when-issued and delayed delivery basis. These transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES. The Trust, on behalf of each Fund, has entered into investment advisory agreements (the "Advisory Agreements") with the Advisor. Pursuant to the terms of the Advisory Agreements, the Advisor was entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, through February 1, 2000 at the annual rate of: 0.60% for Growth, and Growth and Income; 0.50% for Income; and 0.35% for Money Market. As of February 2, 2000, the Advisor is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth and Growth and Income; 0.65% for Income; and 0.35% for Money Market. From December 1, 1999 through February 1, 2000, the Advisor contractually agreed to waive a portion of its management fee equal to 0.10% of average daily net assets with respect to Growth, Growth and Income and Income. This resulted in fee waivers of $24,060, $10,721 and $6,120 for

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------


Growth, Growth and Income and Income, respectively. As of February 2, 2000 that waiver was discontinued. Through November 30, 2000, the Advisor has contractually agreed to waive its management fee and to reimburse Money Market up to $35,000 for its other expenses. This resulted in the Advisor waiving $36,061 in management fees and reimbursing expenses of $5,633 for the six months ended May 31, 2000. Under the terms of its contractual waiver, the Advisor may charge Money Market up to its full management fee and may reimburse Money Market less than $35,000 if, in doing so, Money Market's net expenses would not exceed 0.64% of average daily net assets. Whitehall also serves as custodian for all the Funds.

In September 1998, Whitehall entered into a Co-Administration Services Contract with the Trust. Under this contract, Whitehall performs supplemental administrative services, including (i) supervising the activities of PFPC Inc., a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), and the Funds' other service providers, (ii) serving as liaison with the Trustees and (iii) providing general product management and oversight to the extent not provided by PFPC Inc. In consideration of Whitehall's services under this contract, the Trust pays Whitehall a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily net assets of the Fund during the preceding month. For the six months ended May 31, 2000, Whitehall received co-administration fees of $23,273, $9,929, $5,330 and $3,091 for Growth, Growth and Income, Income and Money Market, respectively, and has waived fees of $3,091 for Money Market.

The Trust and PFPC Inc. have entered into an administration agreement under which PFPC Inc. ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; and 0.075% of average daily net assets of each Fund in excess of $1 billion. The services are subject to the supervision of the Trust's Board of Trustees and officers and include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws. Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc. a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc., and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged with First Data Investor ServicesGroup, Inc. which then changed its name to PFPC Inc.

In addition, PFPC Inc. also provides certain fund accounting and related services. PFPC Inc. also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

Provident Distributors, Inc. (the "Distributor") serves as the distributor of the Trust's shares. Prior to December 1, 1999, First Data Distributors, Inc, a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corporation, acted as exclusive distributor of the Trust's shares.

Effective February 2, 2000, the Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Growth, Growth and Income and Income. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of each of these Funds. For the six months ended May 31, 2000, Whitehall received 12b-1 fees of $3,877, $1,649 and $888 for Growth, Growth and Income and Income, respectively. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to the Plan.

NOTE 4 -- TRUSTEE COMPENSATION. The Trust pays each unaffiliated Trustee an annual fee of $5,000 ($7,000 for the Chairman of the Board), plus a fee of $500 for each Board of Trustees meeting and $500 for each Board committee meeting of the Trust attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------


NOTE 5 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 2000, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:


                                             PURCHASES                                   SALES
                                ------------------------------------     ------------------------------------
                                U.S. GOVERNMENT          OTHER             U.S. GOVERNMENT          OTHER
                                ---------------    -----------------     ----------------     ---------------
Growth.....................     $          --       $   2,625,450         $          --        $   7,670,211
Growth & Income............         4,077,259          11,892,101             8,670,058            7,644,601
Income.....................        14,056,727          13,387,622            16,906,423            8,524,224

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at May 31, 2000 for each Fund is as follows:

                                                                               NET
                                     GROSS               GROSS             APPRECIATION
                                  APPRECIATION       (DEPRECIATION)       (DEPRECIATION)           COST
                                ---------------    -----------------     ----------------     ---------------
Growth.....................     $  95,124,983       $  (1,100,512)        $  94,024,471        $  73,498,121
Growth & Income............        25,856,417          (1,238,988)           24,617,429           45,467,876
Income.....................            20,749          (1,152,245)           (1,131,496)          36,815,232
Money Market...............                --                  --                    --           15,685,633


NOTE 6 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                               GROWTH
                                --------------------------------------------------------------------
                                       SIX MONTHS ENDED                         YEAR ENDED
                                         MAY 31, 2000                        NOVEMBER 30, 1999
                                ------------------------------        ------------------------------
                                   SHARES           AMOUNT               SHARES            AMOUNT
                                -----------     --------------        -----------      -------------
SERVICE CLASS
Issued.....................         905,556      $  20,593,115            951,004      $  16,667,882
Reinvested.................         708,925         14,213,759          1,035,579         14,694,872
Redeemed...................        (745,819)       (17,188,027)        (3,254,310)       (56,293,818)
                                -----------     --------------        -----------      -------------
Net increase (decrease)....         868,662      $  17,618,847         (1,267,727)     $ (24,931,064)
                                ===========     ==============       ============      =============
PREMIUM CLASS*
Issued.....................              --      $          --                 --      $          --
Reinvested.................             133              2,673                144              2,055
Redeemed...................          (1,330)           (28,176)                --                 --
                                -----------     --------------        -----------      -------------
Net increase (decrease)....          (1,197)     $     (25,503)               144      $       2,055
                                ===========     ==============       ============      =============

* The Premium Class closed on February 23, 2000.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                           GROWTH AND INCOME
                                --------------------------------------------------------------------
                                       SIX MONTHS ENDED                         YEAR ENDED
                                         MAY 31, 2000                        NOVEMBER 30, 1999
                                ------------------------------        ------------------------------
                                   SHARES           AMOUNT               SHARES            AMOUNT
                                -----------     --------------        -----------      -------------
SERVICE CLASS
Issued.....................         458,677      $   6,671,442            395,393      $   4,923,466
Reinvested.................          52,906            758,586            567,864          6,705,849
Redeemed...................        (481,240)        (7,303,450)        (1,632,376)       (20,291,830)
                                -----------     --------------        -----------      -------------
Net increase (decrease)....          30,343      $     126,578           (669,119)     $  (8,662,515)
                                ===========     ==============       ============      =============
PREMIUM CLASS*
Issued.....................              --      $          --                 --      $          --
Reinvested.................              12                165                145              1,706
Redeemed...................          (1,409)           (20,074)                --                 --
                                -----------     --------------        -----------      -------------
Net increase (decrease)....          (1,397)     $     (19,909)               145      $       1,706
                                ===========     ==============       ============      =============


                                                               INCOME
                                --------------------------------------------------------------------
                                       SIX MONTHS ENDED                         YEAR ENDED
                                         MAY 31, 2000                        NOVEMBER 30, 1999
                                ------------------------------        ------------------------------
                                   SHARES           AMOUNT               SHARES            AMOUNT
                                -----------     --------------        -----------      -------------
SERVICE CLASS
Issued.....................         457,028      $   4,600,560            488,803      $   4,953,315
Reinvested.................         109,534            859,329            231,913          2,356,121
Redeemed...................        (659,013)        (6,342,810)          (725,186)        (7,327,447)
                                -----------     --------------        -----------      -------------
Net increase (decrease)....         (92,451)     $    (882,921)            (4,470)     $     (18,011)
                                ===========     ==============       ============      =============
PREMIUM CLASS*
Issued.....................              --      $          --                 --      $          --
Reinvested.................              14                148                 90                910
Redeemed...................          (1,476)           (14,898)                --                 --
                                -----------     --------------        -----------      -------------
Net increase (decrease)....          (1,462)     $     (14,750)                90      $         910
                                ===========     ==============       ============      =============

* The Premium Class closed on February 23, 2000.

WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------


                                                              MONEY MARKET
                                --------------------------------------------------------------------
                                       SIX MONTHS ENDED                         YEAR ENDED
                                         MAY 31, 2000                        NOVEMBER 30, 1999
                                ------------------------------        ------------------------------
                                   SHARES           AMOUNT               SHARES            AMOUNT
                                -----------     --------------        -----------      -------------
SERVICE CLASS
Issued.....................      27,714,633      $  27,714,633         41,324,463      $  41,324,463
Reinvested.................         513,688            513,688            899,474            899,442
Redeemed...................     (33,026,899)       (33,026,899)       (40,307,779)       (40,307,779)
                                -----------     --------------        -----------      -------------
Net increase (decrease)....      (4,798,578)     $  (4,798,578)         1,916,158      $   1,916,126
                                ===========     ==============       ============      =============
PREMIUM CLASS*
Issued.....................              --      $          --                 --      $          --
Reinvested.................             170                170                621                621
Redeemed...................         (14,464)           (14,464)                --                 --
                                -----------     --------------        -----------      -------------
Net increase...............         (14,294)     $     (14,294)               621      $         621
                                ===========     ==============       ============      =============

* The Premium Class closed on March 2, 2000.

NOTE 7 -- CAPITAL LOSS CARRYOVERS. At November 30, 1999, Income and Money Market had the following capital loss carryovers:

                               CAPITAL LOSS CARRYOVER         EXPIRATION DATE
                               ----------------------         ---------------
Income                               $  61,083                    2007
                                    ==========
Money Market                         $   2,781                    2003
                                         4,513                    2004
                                         1,260                    2005
                                           247                    2006
                                           532                    2007
                                     ---------
                                     $   9,333
                                    ==========

WHITEHALL FUNDS TRUST

     An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, IBJ Whitehall Bank & Trust Company, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal. The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

WHITEHALL FUNDS TRUST

BOARD OF TRUSTEES

George H. Stewart
     Chairman

Stephen V.R. Goodhue
     Trustee

Robert H. Dunker
     Trustee

-----------------------

OFFICERS

Joseph E. Breslin
     President

William J. Greilich
     Vice President

Michael C. Kardok
     Treasurer

Frank DiPietro
     Assistant Treasurer

Mary Jane Maloney
     Secretary

Therese Hogan
     Assistant Secretary

David C. Lebisky
     Assistant Secretary

Investment Advisor
------------------
IBJ Whitehall Bank & Trust Company
320 Park Avenue, 10th Floor
New York, New York 10022

Administrator
-------------
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

Distributor
-----------
Provident Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

Custodian
---------
IBJ Whitehall Bank & Trust Company
320 Park Avenue, 10th Floor
New York, New York 10022

Counsel
-------
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019

Independent Auditors
--------------------
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

This report is for the information of the shareholders of Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

[GRAPHIC OMITTED]
W 1923

IBJ WHITEHALL FINANCIAL GROUP
329 Park Avenue, 10th Floor
New York NY 10022